UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Natcan Investment Management Inc
Address: 1100 University, Suite 400

         Montreal, Quebec  H4E 2Y7

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michel Lajoie
Title:     Manager, Compliance
Phone:     514-871-7266

Signature, Place, and Date of Signing:

     Michel Lajoie     Montreal, Canada     January 10, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $ (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100             17815 SH       SOLE                                 0        0
ALCAN INC                      COM              013716105            164094 SH       SOLE                                 0        0
ALTRIA GROUP INC               COM              02209S103             15925 SH       SOLE                                 0        0
AXCAN PHARMA INC               COM              054923107             86500 SH       SOLE                                 0        0
BANK MONTREAL QUE              COM              063671101            146825 SH       SOLE                                 0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107            472678 SH       SOLE                                 0        0
BANK NOVA SCOTIA HALIFAX       COM              064149107            236339 SH       SOLE                                 0        0
BARRICK GOLD CORP              COM              067901108             21750 SH       SOLE                                 0        0
BCE INC                        COM              05534B109            292456 SH       SOLE                                 0        0
BIOVAIL CORP                   COM              09067J109             45975 SH       SOLE                                 0        0
CAE INC                        COM              124765108             13400 SH       SOLE                                 0        0
CANADIAN NAT RES LTD           COM              136385101            118357 SH       SOLE                                 0        0
CANADIAN NATL RY CO            COM              136375102             96199 SH       SOLE                                 0        0
CANADIAN NATL RY CO            COM              136375102             96199 SH       SOLE                                 0        0
CDN IMPERIAL BK OF COMMERCE    COM              136069101            101434 SH       SOLE                                 0        0
COTT CORP QUE                  COM              22163N106             10650 SH       SOLE                                 0        0
ENBRIDGE INC                   COM              29250N105             83478 SH       SOLE                                 0        0
ENCANA CORP                    COM              292505104            147782 SH       SOLE                                 0        0
EXXON MOBIL CORP               COM              30231G102             21100 SH       SOLE                                 0        0
GROUPE CGI INC                 CL A SUB VTG     39945C109             17400 SH       SOLE                                 0        0
HUMMINGBIRD INC                COM              44544R101             21285 SH       SOLE                                 0        0
IMPERIAL OIL LTD               COM NEW          453038408             16239 SH       SOLE                                 0        0
INCO LTD                       COM              453258402             70991 SH       SOLE                                 0        0
ISHARES INC                    MSCI JAPAN       464286848             12200 SH       SOLE                                 0        0
JP MORGAN CHASE & CO           COM              46625H100             12910 SH       SOLE                                 0        0
MAGNA INTL INC                 CL A             559222401             25395 SH       SOLE                                 0        0
MANULIFE FINL CORP             COM              56501R106            175530 SH       SOLE                                 0        0
MICROSOFT CORP                 COM              594918104             11770 SH       SOLE                                 0        0
NEUROCHEM INC                  COM              64125K101             42000 SH       SOLE                                 0        0
NORTEL NETWORKS CORP NEW       COM              656568102            133788 SH       SOLE                                 0        0
PETRO-CDA                      COM              71644E102            145640 SH       SOLE                                 0        0
PETRO-CDA                      COM              71644E102            145640 SH       SOLE                                 0        0
PFIZER INC                     COM              717081103             13525 SH       SOLE                                 0        0
PROCTER & GAMBLE CO            COM              742718109             17930 SH       SOLE                                 0        0
ROYAL BK CDA MONTREAL QUE      COM              780087102            158527 SH       SOLE                                 0        0
SARA LEE CORP                  COM              803111103             20000 SH       SOLE                                 0        0
SCHERING PLOUGH CORP           COM              806605101             10000 SH       SOLE                                 0        0
SHAW COMMUNICATIONS INC        CL B CONV        82028K200             81525 SH       SOLE                                 0        0
SPDR TR                        UNIT SER 1       78462F103             14290 SH       SOLE                                 0        0
SUN LIFE FINL INC              COM              866796105             64002 SH       SOLE                                 0        0
TALISMAN ENERGY INC            COM              87425E103            127940 SH       SOLE                                 0        0
THOMSON CORP                   COM              884903105             40709 SH       SOLE                                 0        0
TORONTO DOMINION BK ONT        COM NEW          891160509             20906 SH       SOLE                                 0        0
TRANSCANADA CORP               COM              89353D107            116225 SH       SOLE                                 0        0
WACHOVIA CORP 2ND NEW          COM              929903102             10300 SH       SOLE                                 0        0